American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
January 31, 2020

All Cap Growth - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 2.5%
Boeing Co. (The)	12,925	4,113,640
Lockheed Martin Corp.	64,294	27,525,547
		31,639,187
Airlines — 0.6%
Delta Air Lines, Inc.	131,566	7,333,489
Auto Components — 0.8%
Aptiv plc	118,179	10,020,397
Biotechnology — 1.6%
Biogen, Inc.(1)	24,222	6,512,085
Vertex Pharmaceuticals, Inc.(1)	62,639	14,222,185
		20,734,270
Capital Markets — 1.1%
Charles Schwab Corp. (The)	315,621	14,376,536
Chemicals — 1.1%
Dow, Inc.	309,467	14,257,145
Consumer Finance — 0.6%
American Express Co.	58,098	7,545,187
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	44,431	8,515,645
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	81,602	10,644,981
Entertainment — 2.4%
Liberty Media Corp-Liberty Formula One, Class C(1)	90,856	4,251,152
Take-Two Interactive Software, Inc.(1)	66,991	8,349,759
Walt Disney Co. (The)	131,794	18,228,428
		30,829,339
Equity Real Estate Investment Trusts (REITs) — 3.0%
Equity Residential	138,648	11,518,876
SBA Communications Corp.	109,281	27,272,166
		38,791,042
Food and Staples Retailing — 0.5%
Walmart, Inc.	59,737	6,839,289
Food Products — 1.3%
Beyond Meat, Inc.(1)(2)	24,096	2,660,680
Mondelez International, Inc., Class A	235,284	13,500,596
		16,161,276
Health Care Equipment and Supplies — 4.0%
Baxter International, Inc.	242,809	21,663,419
Boston Scientific Corp.(1)	343,902	14,399,177
Edwards Lifesciences Corp.(1)	28,285	6,218,740
Intuitive Surgical, Inc.(1)	15,005	8,399,499
		50,680,835

Health Care Providers and Services — 2.7%
Quest Diagnostics, Inc.	33,721	3,731,903
UnitedHealth Group, Inc.	111,367	30,341,939
		34,073,842
Hotels, Restaurants and Leisure — 4.7%
Chipotle Mexican Grill, Inc.(1)	8,488	7,357,059
Darden Restaurants, Inc.	95,289	11,094,498
Domino's Pizza, Inc.	37,449	10,551,256
Las Vegas Sands Corp.	61,302	4,003,634
Royal Caribbean Cruises Ltd.	108,181	12,665,831
Starbucks Corp.	165,760	14,061,421
		59,733,699
Household Products — 1.3%
Procter & Gamble Co. (The)	130,182	16,223,281
Insurance — 0.6%
Progressive Corp. (The)	102,023	8,232,236
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A(1)	75,495	108,167,726
Facebook, Inc., Class A(1)	179,730	36,289,284
Twitter, Inc.(1)	174,342	5,662,628
		150,119,638
Internet and Direct Marketing Retail — 7.6%
Amazon.com, Inc.(1)	48,573	97,569,557
IT Services — 10.3%
Fastly, Inc., Class A(1)	142,168	3,200,202
Mastercard, Inc., Class A	74,529	23,546,692
PayPal Holdings, Inc.(1)	318,625	36,288,201
VeriSign, Inc.(1)	28,019	5,831,875
Visa, Inc., Class A	314,093	62,495,084
		131,362,054
Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	33,478	2,763,944
Illumina, Inc.(1)	33,827	9,812,198
		12,576,142
Machinery — 1.4%
Cummins, Inc.	110,055	17,605,498
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	33,035	6,447,111
Pharmaceuticals — 3.8%
Merck & Co., Inc.	296,114	25,299,980
Novo Nordisk A/S, B Shares	262,694	16,036,292
Zoetis, Inc.	50,168	6,733,047
		48,069,319
Road and Rail — 2.8%
Lyft, Inc., Class A(1)	93,253	4,427,652
Union Pacific Corp.	172,568	30,962,151
		35,389,803
Semiconductors and Semiconductor Equipment — 6.0%
Analog Devices, Inc.	106,725	11,713,069
Applied Materials, Inc.	176,291	10,223,115

ASML Holding NV	54,203	15,201,510
Broadcom, Inc.	63,908	19,502,165
NVIDIA Corp.	83,037	19,632,438
		76,272,297
Software — 12.2%
Datadog, Inc., Class A(1)	57,187	2,642,611
Microsoft Corp.	687,341	117,006,059
PagerDuty, Inc.(1)(2)	174,985	4,080,650
salesforce.com, Inc.(1)	112,951	20,592,097
Zendesk, Inc.(1)	117,421	10,145,174
Zoom Video Communications, Inc., Class A(1)(2)	22,439	1,712,096
		156,178,687
Specialty Retail — 1.8%
Home Depot, Inc. (The)	9,955	2,270,736
TJX Cos., Inc. (The)	353,209	20,853,459
		23,124,195
Technology Hardware, Storage and Peripherals — 6.6%
Apple, Inc.	274,786	85,049,015
Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	275,064	26,488,663
TOTAL COMMON STOCKS (Cost $753,945,488)		1,252,883,655
EXCHANGE-TRADED FUNDS — 1.7%
Invesco QQQ Trust Series 1(2)	55,416	12,139,983
SPDR S&P 500 ETF Trust	29,385	9,454,036
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,482,168)		21,594,019
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $3,391,471), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $3,320,374)		3,320,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $179,885), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $176,010)		176,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	393	393
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,496,393)		3,496,393
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,755,776)	2,755,776	2,755,776
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $780,679,825)		1,280,729,843
OTHER ASSETS AND LIABILITIES — (0.3)%		(4,113,505)
TOTAL NET ASSETS — 100.0%		$1,276,616,338

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,081,627	USD	1,195,826	Credit Suisse AG	3/31/20	$7,883
USD	15,025,257	EUR	13,383,860	Credit Suisse AG	3/31/20	130,788
USD	376,296	EUR	337,365	Credit Suisse AG	3/31/20	854
USD	529,042	EUR	478,070	Credit Suisse AG	3/31/20	(2,987)
						$136,538

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,376,470. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $6,552,775, which includes securities collateral of $3,796,999.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,221,645,853	31,237,802	—
Exchange-Traded Funds	21,594,019	—	—
Temporary Cash Investments	393	3,496,000	—
Temporary Cash Investments - Securities Lending Collateral	2,755,776	—	—
	1,245,996,041	34,733,802	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	139,525	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,987	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.